Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	2,732,953	0
Common stock, shares outstanding	2,732,953	0
Class A common stock subject to possible redemption	22,750,747	0
Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,370,925	6,468,750
Common stock, shares outstanding	6,370,925	6,468,750